CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 3,832	$ 13		$ 19,773	$ (29)	$ (19)	$ (15,906)
Balance, shares at Dec. 31, 2011		4,459,057
Stock-based compensation related to options issued to employees	41			41
Stock-based compensation income related to options issued to non employees	3			3
Exercise of stock options	303		[1]	303
Exercise of stock options, shares		161,250
Other comprehensive income (loss):
Unrealized gains (loss) of available-for-sale marketable securities, net	14					14
Foreign currency translation adjustments	10					10
Net income (loss)	1,366						1,366
Balance at Dec. 31, 2012	5,569	13		20,120	(29)	5	(14,540)
Balance, shares at Dec. 31, 2012		4,620,307
Stock-based compensation related to options issued to employees	93			93
Stock-based compensation income related to options issued to non employees	14			14
Exercise of stock options	90		[1]	90
Exercise of stock options, shares		45,250
Other comprehensive income (loss):
Unrealized gains (loss) of available-for-sale marketable securities, net	18					18
Foreign currency translation adjustments	(29)					(29)
Net income (loss)	1,406						1,406
Balance at Dec. 31, 2013	7,161	13		20,317	(29)	(6)	(13,134)
Balance, shares at Dec. 31, 2013	4,665,557	4,665,586	[2]
Stock-based compensation related to options issued to employees	84			84
Stock-based compensation income related to options issued to non employees	(15)			(15)
Exercise of stock options	14		[1]	14
Exercise of stock options, shares		7,078
Other comprehensive income (loss):
Unrealized gains (loss) of available-for-sale marketable securities, net	(23)					(23)
Foreign currency translation adjustments	21					21
Net income (loss)	(1,610)						(1,610)
Balance at Dec. 31, 2014	$ 5,632	$ 13		$ 20,400	$ (29)	$ (8)	$ (14,744)
Balance, shares at Dec. 31, 2014	4,667,264	4,672,664

[1]	Represents an amount lower than $ 1.
[2]	Reclassified